Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated financial information [Line Items]
Net unrealized gain on available-for-sale investments, tax
Transfer to statements of operations of realized gain on available-for-sale securities, tax
Transfer to statements of operations as a result of other-then-temporary impairment of short-term investments, tax
Class A ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	714,365,091	720,040,971
Ordinary shares, shares outstanding	714,365,091	720,040,971
Class B ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Parent Company [Member]
Consolidated financial information [Line Items]
Net unrealized gain on available-for-sale investments, tax
Transfer to statements of operations of realized gain on available-for-sale securities, tax
Transfer to statements of operations as a result of other-then-temporary impairment of short-term investments, tax
Parent Company [Member] | Class A ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	714,365,091	720,040,971
Ordinary shares, shares outstanding	714,365,091	720,040,971
Parent Company [Member] | Class B ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450